UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6567
Van Kampen Municipal Opportunity Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 187.7%
	Alabama 1.3%
$1,000	Alabama Bldg Renovation Fin Auth Rev Rfdg (AMBAC Insd)	5.625%	09/01/24	$1,022,130
1,975	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	1,906,092
1,250	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,273,475
1,600	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,052,208
5	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (e)	6.950	01/01/20	447

				5,254,352

	Alaska 0.4%
3,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	1,641,210

	Arizona 5.7%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,164,781
1,575	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	1,705,000
2,365	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	2,544,515
3,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	2,707,410

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,050	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000%	07/01/38	$2,110,167
1,125	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,135,451
1,500	Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)	5.375	06/01/19	1,579,890
575	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	586,747
675	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	682,459
2,100	Pima Cnty, AZ Indl Dev Auth Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,531,551
175	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (FSA Insd)	7.250	07/15/10	175,940
1,930	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,029,067
6,025	University of AZ Med Ctr Corp	5.000	07/01/35	5,023,826

				22,976,804

	California 17.1%
2,630	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/20	1,420,910
2,400	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/29	2,073,288

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000%	04/01/39	$3,885,360
750	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	275,550
1,050	California Cnty, CA Tob Sec Agy Asset Bkd Merced Cnty Rfdg, Ser A	5.125	06/01/38	633,496
1,750	California Cnty, CA Tob Sec Agy Asset Bkd Sonoma Cnty Corp Rfdg	5.250	06/01/45	967,697
1,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	979,690
4,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	3,670,590
2,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	2,325,134
2,900	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	2,655,573
3,400	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,000,194
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,737,560
5	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT)	7.800	02/01/28	5,109
420	California St (AMBAC Insd)	5.125	10/01/27	419,962
725	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	778,577

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000%	12/01/25	$962,982
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	955,359
525	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	552,927
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	935,109
2,000	California St Pub Wk Brd Lease Rev Dept Mental Hlth Coalinga, Ser A	5.000	06/01/25	1,809,760
1,150	California St Var Purp	5.750	04/01/31	1,182,522
5,000	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	4,250,650
3,000	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/35	2,451,900
1,250	California Statewide Cmnty Dev Auth Rev Kaiser Perm, Ser A	5.000	04/01/19	1,302,963
410	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Rfdg Third Tier Franciscan, Ser C	6.500	12/15/47	302,449
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	1,359,750
4,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien, Ser A (b)(c)	7.050	01/01/10	4,111,840
775	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	650,954

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,160	Golden St Tob Sec Corp CA Tob Settlement, Ser A-1	5.750%	06/01/47	$2,496,624
375	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	324,848
2,200	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,548,008
3,500	Rancho Mirage, CA Jt Pwrs Eisenhower Med Ctr, Ser A	5.000	07/01/47	2,922,220
1,150	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg, Ser A-4 (AMT) (b)	6.500	05/01/19	1,212,112
2,400	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	1,509,384
1,600	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	924,368
6,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	3,623,460
10,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	5,391,700
1,600	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc	5.375	10/15/34	1,141,504
2,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	1,958,620

				68,710,703

	Colorado 3.1%
500	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	382,165

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$375	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300%	07/01/37	259,624
4,475	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (FSA Insd) (a)	5.000	09/01/36	4,390,288
3,700	Colorado Hlth Fac Auth Rev Evangelical Lutheran	5.000	06/01/35	3,173,786
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,129,870
645	Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg, Ser B-2 (FHA Gtd) (AMT)	5.800	10/01/28	645,122
15	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser A-2 (AMT)	7.250	05/01/27	15,282
530	Highlands Ranch Metro Dist No 2 CO (FSA Insd) (c)	6.500	06/15/11	587,569
470	Highlands Ranch Metro Dist No 2 CO (FSA Insd)	6.500	06/15/11	519,138
940	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (e)	5.900	10/01/37	642,857
1,500	Salida, CO Hosp Dist Rev	5.250	10/01/36	929,415

				12,675,116

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut 1.7%
$6,500	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600%	07/01/24	$5,045,105
1,000	Hartford, CT Pkg Sys Rev, Ser A (Prerefunded @ 7/01/10)	6.400	07/01/20	1,054,130
1,575	Mashantucket West Pequot Tribe CT Spl Rev, Ser A (d)	5.500	09/01/36	763,828

				6,863,063

	District of Columbia 4.4%
2,500	District Columbia Rev Gonzaga College (FSA Insd)	5.250	07/01/32	2,111,750
700	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	713,885
1,425	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	1,419,891
8,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	8,237,920
5,350	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	5,042,054

				17,525,500

	Florida 12.3%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	714,030
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	347,500
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	215,971
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	155,600

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,240	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750%	01/01/37	$976,686
385	Escambia Cnty, FL Hlth Auth Rev FL Hlthcare Fac Ln VHA Pgm (AMBAC Insd)	5.950	07/01/20	399,122
2,540	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	2,580,081
2,580	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	2,602,059
2,805	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,812,896
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,464,687
780	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	398,190
900	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	815,904
2,000	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	1,822,090
700	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Ida Rfdg (AMBAC Insd) (b)	5.000	12/01/34	708,477
775	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	785,579
670	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $670,642) (f)	6.800	05/01/38	498,018

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$400	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $400,383) (f)	6.900%	05/01/17	$362,136
2,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/27	1,984,647
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	2,222,725
570	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	427,420
2,375	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	2,564,240
1,525	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	1,015,528
545	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (g)	6.125/2.000	05/01/35	292,828
1,000	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	772,630
2,400	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	2,649,600
5,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000	07/01/40	4,344,230
2,900	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	2,958,638

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800%	05/01/36	$254,266
750	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	704,888
870	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	493,020
7,510	South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL Group (a)	5.000	08/15/32	7,013,702
1,720	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	993,162
750	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	633,083
2,100	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,441,881
475	World Commerce Cmnty Dev Dist FL Spl Assmt (g)	5.500/2.000	05/01/38	186,081

				49,611,595

	Georgia 6.0%
5,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	4,981,500
1,000	Atlanta, GA Arpt Rev, Ser B (NATL Insd) (AMT)	5.625	01/01/30	942,680
1,150	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,150,747
1,250	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	1,251,763
1,150	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,143,215
271	Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $271,405) (f)	7.250	06/15/10	278,969

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$7,000	Georgia Muni Elec Auth Pwr Rev, Ser A (MBIA Insd)	6.500%	01/01/20	$8,093,750
3,770	Monroe Cnty, GA Dev Auth Pollutn Ctl Rev Oglethorpe Pwr Corp Scherer, Ser A	6.800	01/01/12	4,137,349
1,000	Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj (Syncora Gtd)	5.250	07/01/25	1,014,430
1,200	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,212,012

				24,206,415

	Idaho 0.6%
750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	816,780
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,058,350
825	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (e)	6.125	11/15/27	617,859

				2,492,989

	Illinois 18.8%
1,250	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	871,600
1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/30	414,960
4,600	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd)	5.000	12/01/27	4,752,168
2,600	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	2,686,021
3,150	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	2,805,925
10,900	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	11,161,655

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$10,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250%	01/01/25	$10,223,450
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/26	3,922,000
615	Chicago, IL Pk Dist, Ser C (NATL Insd)	5.500	01/01/19	647,884
1,450	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,535,862
4,500	Cook Cnty, IL Cap Impt, Ser A (NATL Insd)	5.000	11/15/23	4,546,890
1,100	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,115,719
2,300	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	1,687,855
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	895,750
2,200	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,267,980
1,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,449,644
2,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	2,252,550
1,800	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	1,897,614
5,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	4,171,035
1,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (NATL Insd)	5.375	12/15/18	1,277,438

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (NATL Insd)	5.500%	12/15/24	$2,038,920
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	5,962,380
5,000	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	6,568,900
475	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	363,693

				75,517,893

	Indiana 2.2%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,066,170
1,360	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	1,388,723
1,770	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)	7.000	08/15/15	2,016,826
2,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	2,308,775
1,525	Indiana St Fin Auth Environmental Fac Rev Rfdg IN Pwr & Lt Co Proj, Ser A	4.900	01/01/16	1,537,292
500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (d)	5.750	09/01/42	356,555

				8,674,341

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa 1.1%
$1,890	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750%	06/01/17	$1,948,174
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	345,150
325	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	224,708
1,500	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.500	06/01/42	897,240
1,350	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.625	06/01/46	813,510

				4,228,782

	Kansas 1.6%
1,300	Burlington, KS Environmental Impt Rev KC Pwr LT Rfdg, Ser B (Syncora Gtd) (b)	5.000	12/01/23	1,322,477
2,400	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	2,416,440
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,246,608
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	1,080,288
675	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	488,430

				6,554,243

	Kentucky 3.1%
1,400	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,460,928

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (continued)
$180	Kentucky Hsg Corp Hsg Rev, Ser F (FNMA Collateralized) (AMT)	5.450%	01/01/32	$177,926
1,510	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,629,230
1,710	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	1,840,986
4,000	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,508,160
4,500	Louisville & Jefferson Cntys, KY Metro Govt Indl Bldg Rev Sisters of Mercy Cincinnati	5.000	10/01/35	3,779,460

				12,396,690

	Louisiana 2.5%
989	Lakeshore Vlgs Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	774,278
1,810	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375	10/20/39	1,787,194
1,900	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,157,887
3,000	Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (FSA Insd)	5.750	01/01/12	3,314,280
1,850	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	1,829,151

				9,862,790

	Maryland 0.9%
775	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	567,060

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$2,750	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500%	07/01/42	$2,391,565
750	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	531,120

				3,489,745

	Massachusetts 2.3%
3,955	Massachusetts Bay Trans Auth Gen Trans Sys Rfdg, Ser A	5.500	03/01/12	4,130,919
400	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/35	249,908
475	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/42	282,126
3,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/16	3,004,920
35	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C	5.750	07/01/32	35,494
965	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750	07/01/32	1,067,821
930	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	660,272

				9,431,460

	Michigan 1.5%
2,100	Detroit, MI Sew Disp Rev Rfdg Sr Lien, Ser C-1 (FSA Insd)	7.000	07/01/27	2,395,995
1,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (FSA Insd)	5.000	07/01/26	975,440

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$1,800	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.250%	07/01/40	$1,308,096
800	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	819,744
400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	414,064

				5,913,339

	Minnesota 1.1%
10	Chaska, MN Elec Rev, Ser A	6.100	10/01/30	10,099
425	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	328,117
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.750	11/01/27	871,710
1,700	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	1,823,505
1,150	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,225,774
175	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	151,576

				4,410,781

	Missouri 3.9%
350	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp	5.500	06/01/22	333,256
1,800	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp (Prerefunded @ 6/01/12)	5.500	06/01/22	2,009,862
810	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	721,021

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,375	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran, Ser A	5.375%	02/01/35	$1,062,875
615	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	485,936
1,450	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,058,935
575	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	448,857
1,060	Sikeston, MO Elec Rev Rfdg (NATL Insd)	6.200	06/01/10	1,076,939
4,840	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	4,086,170
5,770	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	4,529,565

				15,813,416

	Nevada 2.7%
6,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	4,856,820
40	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	31,387

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$2,450	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875%	04/01/38	$2,502,283
4,250	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	3,481,302

				10,871,792

	New Hampshire 0.8%
1,155	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	1,240,562
480	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg Utd Illum, Ser A (AMT) (b)	6.875	12/01/29	510,768
675	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	694,832
900	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	900,549

				3,346,711

	New Jersey 14.8%
375	Burlington Cnty, NJ Brdg Commn Econ Dev Rev Evergreens Proj	5.625	01/01/38	255,071
1,430	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	1,157,828
30,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd) (e)	5.900	03/15/21	36,428,100

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$8,000	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer Wtr Co Inc Proj, Ser A (FGIC Insd) (AMT)	6.875%	11/01/34	$8,001,760
2,400	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	1,766,784
1,350	New Jersey Hlthcare Fac Fin Auth Rev Saint Peters Univ Hosp Oblig	5.750	07/01/37	1,106,096
20,000	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	10,828,200

				59,543,839

	New Mexico 0.6%
1,250	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,334,156
1,125	University NM Univ Rev Sub Lien Rfdg, Ser A	5.250	06/01/21	1,198,395

				2,532,551

	New York 11.3%
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	1,813,520
1,140	New York City Indl Dev Civic YMCA Gtr NY Proj	5.800	08/01/16	1,141,938
5,500	New York City, Ser I-1 (a)	5.000	02/01/26	5,637,775
1,800	New York City Trans Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,802,610

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,525	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (FSA Insd)	5.500%	05/15/25	$2,527,247
3,100	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	3,417,192
2,600	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,766,348
2,040	New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg	5.750	02/15/18	2,162,278
590	New York St Dorm Auth Rev, Ser B	7.500	05/15/11	652,032
360	New York St Dorm Auth Rev, Ser B (Prerefunded @ 5/15/10)	7.500	05/15/11	377,626
1,500	New York St Dorm Auth Rev Upstate Cmnty Colleges, Ser B	5.250	07/01/20	1,566,210
1,000	New York St Dorm Auth Rev Upstate Cmnty Colleges, Ser B	5.250	07/01/21	1,037,400
1,700	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	1,791,520
1,900	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	1,988,559
1,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/28	1,038,655
15,000	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	15,179,175

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$575	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000%	12/01/23	$430,767

				45,330,852

	North Carolina 6.5%
1,500	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser D	6.700	01/01/19	1,527,630
905	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	654,605
22,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	23,978,240

				26,160,475

	North Dakota 0.1%
405	North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin, Ser B (NATL Insd) (AMT)	5.500	07/01/29	400,010
175	North Dakota St Hsg Fin Agy, Ser C (AMT)	5.550	07/01/29	173,327

				573,337

	Ohio 7.7%
3,940	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	2,547,249
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	289,004
1,500	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	1,521,435

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,450	Lorain Cnty, OH Hosp Rev Catholic Hlthcare Impt & Rfdg, Ser A	5.250%	10/01/33	$2,333,870
2,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	1,971,260
3,000	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (FSA Insd) (a)	5.000	04/01/24	3,122,970
2,750	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	2,862,695
2,775	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000	02/01/24	2,888,747
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (FSA Insd) (a)	5.000	10/01/41	1,521,544
1,475	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,518,512
925	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	944,046
1,500	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	1,533,270
1,900	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	1,956,506
1,035	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	1,025,977
1,819	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	1,801,769

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,340	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500%	09/01/39	$2,368,618
950	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875	06/01/33	988,238

				31,195,710

	Oklahoma 1.7%
1,375	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	1,169,864
3,970	McAlester, OK Pub Wk Auth Util Cap Apprec (FSA Insd)	*	02/01/34	1,016,240
1,120	Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (NATL Insd)	5.500	06/01/18	1,194,021
1,185	Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (NATL Insd)	5.500	06/01/19	1,263,317
2,250	Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) (Prerefunded @ 11/01/09)	6.250	11/01/22	2,328,412

				6,971,854

	Pennsylvania 2.3%
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care	6.250	02/01/35	574,980
950	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	889,760
3,000	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/21	2,811,120

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$5,415	Susquehanna Area Regl Arpt Auth PA, Ser A (AMBAC Insd) (AMT)	5.375%	01/01/22	$4,996,475

				9,272,335

	South Carolina 5.4%
2,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	2,582,700
7,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	7,710,787
1,840	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,727,355
5,000	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	5,044,150
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,367,462
725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	533,847
835	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	834,950

				21,801,251

	South Dakota 0.3%
1,375	Deadwood, SD Ctf Partn (ACA Insd)	6.375	11/01/20	1,391,514

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee 1.8%
$1,750	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125%	10/01/35	$1,238,877
2,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp First Mtg Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	2,323,960
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (MBIA Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,140,140
2,400	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	2,461,572

				7,164,549

	Texas 25.4%
1,450	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,238,343
680	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	704,616
1,150	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,238,757
1,350	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,442,029
5,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	5,382,080
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (FSA Insd) (AMT)	5.500	11/01/21	8,055,840

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$4,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (NATL Insd) (AMT)	5.750	11/01/30	$3,999,480
650	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750%	11/01/18	651,319
1,225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,226,972
4,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	4,728,653
1,000	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	966,230
2,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	2,221,340
750	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	813,383
1,930	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	1,943,606
2,000	Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)	5.500	07/01/20	2,142,920
10,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.125	07/01/32	8,917,400
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625	07/01/30	2,922,510
7,825	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (FSA Insd) (a)	5.000	11/15/36	7,744,129
3,030	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,015,305

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500%	02/15/37	$907,050
1,000	Matagorda Cnty, TX Nav Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	940,010
1,125	Mc Lennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,169,685
3,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,533,410
10,000	North Centre, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	9,764,700
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,013,660
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,049,060
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,044,910
1,350	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,422,144
2,650	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	2,570,315
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	802,650
2,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,949,038

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250%	11/15/37	$3,259,480
400	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	324,088
3,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,215,880
3,000	Texas A & M Univ Revs Fing Sys-ser A, Ser A	5.000	05/15/29	3,161,250
5,400	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	5,698,782
2,750	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,163,563

				102,344,587

	Utah 0.6%
2,380	Mountain Regl Wtr Spl Svc Dist Rfdg (NATL Insd)	5.000	12/15/33	2,044,491
730	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	531,360

				2,575,851

	Virginia 0.5%
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	580,178
1,500	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,261,935

				1,842,113

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington 9.3%
$9,850	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Comp Int Rfdg (NATL Insd)	*	02/01/25	$4,465,202
7,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (a)(b)	5.600%	01/01/36	7,327,950
5,000	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (FSA Insd)	5.500	07/01/16	5,382,400
5,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (FSA Insd)	6.000	07/01/16	5,557,050
1,250	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	941,963
2,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	2,003,740
2,120	Seattle, WA Muni Lt & Pwr Rev	5.625	12/01/17	2,237,490
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	2,995,800
1,440	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/7/08, Cost $1,440,000) (f)	6.000	01/01/27	1,201,810
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/27	727,240
5,125	Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Rfdg, Ser C (MBIA Insd)	*	07/01/14	4,526,861

				37,367,506

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia 0.7%
$500	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850%	06/01/34	$377,175
855	Pleasants Cnty, WV Pollutn Ctl Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	757,659
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	922,780
1,025	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	920,911

				2,978,525

	Wisconsin 2.6%
1,500	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (NATL Insd)	5.500	12/15/20	1,805,835
425	Superior, WI Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	404,269
385	Superior, WI Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser B (AMT)	5.750	11/01/37	340,613
2,400	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	2,437,728
3,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,011,505
950	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,014,182
1,270	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625	02/15/39	1,317,638

				10,331,770

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wyoming 0.3%
$1,000	University WY Univ Rev Fac Impt (FSA Insd)	5.500%	06/01/18	$1,048,620

	Puerto Rico 0.7%
2,675	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	2,720,769

Total Long-Term Investments 187.7% (Cost $796,030,161)				755,617,738

Total Short-Term Investments 0.4% (Cost $1,700,000)				1,700,000

Total Investments 188.1% (Cost $797,730,161)				757,317,738

Liability for Floating Rate Note Obligations Related to Securities Held (27.3%) (Cost ($109,725,000))
(109,725)	Notes with interest rates ranging from 0.29% to 1.06% at July 31, 2009 and contractual maturities of collateral ranging from 2023 to 2041 (h)			(109,725,000)

Total Net Investments 160.8% (Cost $688,005,161)				647,592,738

Other Assets In Excess of Liabilities 2.5%				10,056,932

Preferred Shares (including accrued distributions) (63.3%)				(255,015,451)

Net Assets Applicable to Common Shares 100.0%				$402,634,219

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Security has been deemed illiquid.

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.

(g)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(h)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2009.

ACA	-	American Capital Access
AGC	-	AGC Insured Custody Certificates
AGL	-	Assured Guaranty Ltd.
AMBAC	-	AMBAC Indemnity Corp.
AMT	-	Alternative Minimum Tax
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
MBIA	-	Municipal Bond Investors Assurance Corp.
NATL	-	National Public Finance Guarantee Corp.
Syncora — Syncora Guarantee
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained form sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The input or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust’s investments carried at value

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Assets
Municipal Bonds Issued by States of the United States and Political Subdivisions of the United States	$—	$755,617,738	$—	$755,617,738

Short-Term Investments	—	1,700,000	—	1,700,000

Total Assets	$—	$757,317,738	$—	$757,317,738

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Opportunity Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	September 17, 2009